RELATED-PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTIES
28.1Expenses of key management personnel
Key management personnel comprise the board members, the Executive Committee members and the officers. Expenses incurred and the respective charges, paid or payable, are as follows:

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Salaries and benefits	8,292	7,799	18,165	16,562
Post-employment benefit	174	174	348	348
Share-based incentive	20,100	56,957	80,885	68,219

	28,566	64,930	99,398	85,129
The share-based incentive plan considers the stock option plan, RSUs and phantom shares.

28.2Azorra
In August 2022, the Company entered into aircraft and engine sale and leaseback agreements with entities of the Azorra Aviation Holdings LLC group (“Azorra”), which became a related party following the election of a member of the Company’s Board of Directors as a member of Azorra’s Board of Directors. The transactions with Azorra are presented below:

Creditor	Debtor	Type of operation	June 30, 2026 (Unaudited)	December 31, 2025

ALAB	Azorra	Maintenance reserve	51,901	15,418
ALAB	Azorra	Security deposits	49,711	52,840
Azorra	ALAB	Leases	(462,611)	(295,954)

			Six-month periods ended
Revenue	Expense	Type of operation	June 30, 2026 (Unaudited)	December 31, 2025

Azorra	ALAB	Interest incurred	12,897	57,615

28.3Other related parties

No significant variations in other transactions with related parties were identified for the period ended June 30, 2026, compared with the balances and transactions as of December 31, 2025.